Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2025
TextBlock1 [Abstract]
Changes in Cost, Accumulated Amortization and Impairment Losses, and Carrying Amounts of Intangible Assets
The changes in cost, accumulated amortization and impairment losses, and carrying amounts of intangible assets for the years ended March 31, 2024 and 2025 are as follows:
(Cost)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of April 1, 2023	¥1,014,266	¥517,550	¥93,421	¥1,625,237

Additions	¥—	¥13,144	¥41,165	¥54,309
Internally developed	207,519	42,896	—	250,415
Sales or disposal	(128,194)	(16,228)	(14,826)	(159,248)
Exchange differences on translating foreign operations	12,224	36,984	14,517	63,725
Other	(4,254)	3,636	(3,648)	(4,266)

Balance as of March 31, 2024	¥1,101,561	¥597,982	¥130,629	¥1,830,172

Additions	¥—	¥20,330	¥2,153	¥22,483
Internally developed	287,098	55,775	—	342,873
Sales or disposal	(50,588)	(6,880)	(21,365)	(78,833)
Exchange differences on translating foreign operations	(793)	(5,754)	(2,099)	(8,646)
Other	1,616	5,352	206	7,174

Balance as of March 31, 2025	¥1,338,894	¥666,805	¥109,524	¥2,115,223

(Accumulated amortization and impairment losses)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of April 1, 2023	¥(345,904)	¥(397,763)	¥(10,670)	¥(754,337)

Amortization	¥(154,780)	¥(30,029)	¥(855)	¥(185,664)
Sales or disposal	128,194	15,315	219	143,728
Exchange differences on translating foreign operations	(1,935)	(29,418)	(1,656)	(33,009)
Other	2,055	(3,997)	741	(1,201)

Balance as of March 31, 2024	¥(372,370)	¥(445,892)	¥(12,221)	¥(830,483)

Amortization	¥(162,579)	¥(40,549)	¥(1,008)	¥(204,136)
Sales or disposal	37,207	6,041	302	43,550
Exchange differences on translating foreign operations	(39)	3,650	168	3,779
Other	18	(124)	(1,808)	(1,914)

Balance as of March 31, 2025	¥(497,763)	¥(476,874)	¥(14,567)	¥(989,204)

(Carrying amount)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of March 31, 2024	¥729,191	¥152,090	¥118,408	¥999,689
Balance as of March 31, 2025	841,131	189,931	94,957	1,126,019